Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 28,686	€ 27,395
Acquisitions	175	26
Write-offs	0	(228)
Translation differences and other	(2,020)	1,493
Ending balance	26,841	28,686
Others
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	164	149
Acquisitions	0	26
Write-offs	0	(13)
Translation differences and other	(78)	2
Ending balance	86	164
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,306	4,306
Acquisitions	0	0
Write-offs	0	0
Translation differences and other	4	0
Ending balance	4,310	4,306
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,565	9,345
Acquisitions	0	0
Write-offs	0	0
Translation differences and other	(1,508)	2,220
Ending balance	10,057	11,565
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,787	4,787
Acquisitions	28	0
Write-offs	0	0
Translation differences and other	0	0
Ending balance	4,815	4,787
Telefónica United Kingdom | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,824	5,621
Acquisitions	0	0
Write-offs	0	0
Translation differences and other	(176)	(797)
Ending balance	4,648	4,824
Telefónica Hispanoamérica | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,040	3,187
Acquisitions	147	0
Write-offs	0	(215)
Translation differences and other	(262)	68
Ending balance	€ 2,925	€ 3,040